Supplemental Guarantor Information (Condensed Consolidating Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents	$ 271.7	$ 422.5	$ 836.5	$ 375.3
Restricted cash - current	2.6	208.2
Accounts receivable, net	167.7	191.6
Investment securities - current	0.3	2.0
Inventory	23.8	39.0
Deferred tax assets - current	26.2	41.8
Prepaid and other current assets	25.7	15.4
Total current assets	518.0	920.5
Property, plant and equipment, net	83.2	287.5
Goodwill and other intangible assets, net	309.9	376.5
Equity method investment	675.8	209.0	235.0
Investment securities - non-current	9.8	9.4
Restricted cash - non-current	13.7	14.9
Deferred tax assets - non-current	118.9	154.3
Other assets	24.5	45.4
Total assets	1,753.8	2,017.5
Accounts payable	46.4	39.2
Accrued and other current liabilities	229.9	442.5
Total current liabilities	276.3	481.7
Long term debts	615.0	1,270.4
Other liabilities	60.7	71.1
Total liabilities	952.0	1,823.2
Shareholders' equity/(deficit)	801.8	194.3	494.2	(232.2)
Total liabilities and shareholders' equity	1,753.8	2,017.5
Elan Finance Plc [Member]
Cash and cash equivalents	1.8	1.7	9.8	10.2
Intercompany receivables	22.8	16.3
Deferred tax assets - current	0.1	0.2
Total current assets	24.7	18.2
Intercompany receivables	588.4	1,247.0
Deferred tax assets - non-current	0.6	0.4
Other assets	11.1	21.3
Total assets	624.8	1,286.9
Accrued and other current liabilities	11.4	18.3
Intercompany payables	0.2
Total current liabilities	11.6	18.3
Long term debts	615.0	1,270.4
Total liabilities	626.6	1,288.7
Shareholders' equity/(deficit)	(1.8)	(1.8)
Total liabilities and shareholders' equity	624.8	1,286.9
Parent Company [Member]
Cash and cash equivalents	0.8	0.3	3.5	1.4
Intercompany receivables	2,964.0	2,432.1
Total current assets	2,964.8	2,432.4
Intercompany receivables		8.1
Total assets	2,964.8	2,440.5
Accrued and other current liabilities	0.1	4.8
Intercompany payables	1,975.4	2,088.0
Total current liabilities	1,975.5	2,092.8
Intercompany payables	175.3	133.5
Other liabilities	12.2	19.9
Total liabilities	2,163.0	2,246.2
Shareholders' equity/(deficit)	801.8	194.3
Total liabilities and shareholders' equity	2,964.8	2,440.5
Guarantor Subsidiaries [Member]
Cash and cash equivalents	265.7	279.4	421.6	361.7
Restricted cash - current	2.6	208.2
Accounts receivable, net	167.7	191.6
Investment securities - current	0.3	2.0
Inventory	42.2	56.6
Intercompany receivables	3,646.3	4,088.0
Deferred tax assets - current	26.1	41.6
Prepaid and other current assets	25.7	15.4
Total current assets	4,176.6	4,882.8
Property, plant and equipment, net	83.2	287.5
Goodwill and other intangible assets, net	107.0	123.9
Equity method investment	130.6	209.0
Investment securities - non-current	9.8	9.4
Investments in subsidiaries	12,545.6	12,306.7
Restricted cash - non-current	13.7	14.9
Intercompany receivables	7,021.6	7,118.3
Deferred tax assets - non-current	123.5	153.9
Other assets	13.3	24.1
Total assets	24,224.9	25,130.5
Accounts payable	46.4	39.2
Accrued and other current liabilities	210.6	416.9
Intercompany payables	5,446.6	5,693.1
Total current liabilities	5,703.6	6,149.2
Intercompany payables	11,614.9	12,628.5
Other liabilities	53.7	55.8
Total liabilities	17,372.2	18,833.5
Shareholders' equity/(deficit)	6,852.7	6,297.0
Total liabilities and shareholders' equity	24,224.9	25,130.5
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	3.4	141.1	401.6	2.0
Intercompany receivables	140.3	79.1
Total current assets	143.7	220.2
Equity method investment	545.2
Investments in subsidiaries		1.8
Intercompany receivables	1.1	186.1
Total assets	690.0	408.1
Accrued and other current liabilities		(0.4)
Intercompany payables	261.8	12.5
Total current liabilities	261.8	12.1
Intercompany payables		4.4
Total liabilities	261.8	16.5
Shareholders' equity/(deficit)	686.1	391.6
Total liabilities and shareholders' equity	947.9	408.1
Elimination Adjustments [Member]
Cash and cash equivalents
Inventory	(18.4)	(17.6)
Intercompany receivables	(6,773.4)	(6,615.5)
Total current assets	(6,791.8)	(6,633.1)
Goodwill and other intangible assets, net	202.9	252.6
Investments in subsidiaries	(12,545.6)	(12,308.5)
Intercompany receivables	(7,611.1)	(8,559.5)
Deferred tax assets - non-current	(5.2)
Other assets	0.1
Total assets	(26,750.7)	(27,248.5)
Accrued and other current liabilities	7.8	2.9
Intercompany payables	(7,684.0)	(7,793.6)
Total current liabilities	(7,676.2)	(7,790.7)
Intercompany payables	(11,790.2)	(12,766.4)
Other liabilities	(5.2)	(4.6)
Total liabilities	(19,471.6)	(20,561.7)
Shareholders' equity/(deficit)	(7,537.0)	(6,686.8)
Total liabilities and shareholders' equity	$ (27,008.6)	$ (27,248.5)